Quarterly Holdings Report
for
Fidelity® SAI Small-Mid Cap 500 Index Fund
April 30, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV3-NPRT3-0624
1.9867679.108
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.3%
Frontier Communications Parent, Inc. (a)(b)	118,227	2,735,773
Iridium Communications, Inc.	59,230	1,823,692
		4,559,465
Entertainment - 0.6%
AMC Entertainment Holdings, Inc. Class A (b)	119,017	348,720
Liberty Media Corp. Liberty Live:
Class C	22,175	827,571
Series A	9,842	352,934
Madison Square Garden Sports Corp. (a)	8,977	1,669,004
Playtika Holding Corp.	11,203	81,222
Roku, Inc. Class A (a)	60,354	3,480,012
TKO Group Holdings, Inc.	29,843	2,825,237
		9,584,700
Interactive Media & Services - 0.3%
IAC, Inc. (a)	35,781	1,701,744
TripAdvisor, Inc. (a)	51,911	1,366,817
Zoominfo Technologies, Inc. (a)	145,326	2,304,870
		5,373,431
Media - 1.3%
Cable One, Inc. (b)	2,687	1,058,275
Interpublic Group of Companies, Inc.	186,231	5,668,872
Liberty Media Corp. Liberty SiriusXM	74,168	1,784,482
Liberty Media Corp. Liberty SiriusXM Class A	35,857	862,719
News Corp.:
Class A	184,351	4,387,554
Class B	55,772	1,368,645
Nexstar Media Group, Inc. Class A	15,594	2,495,976
The New York Times Co. Class A	77,988	3,355,824
		20,982,347
TOTAL COMMUNICATION SERVICES		40,499,943
CONSUMER DISCRETIONARY - 14.3%
Automobile Components - 0.8%
BorgWarner, Inc.	112,669	3,692,163
Gentex Corp.	113,177	3,881,971
Lear Corp.	27,993	3,523,479
Phinia, Inc.	22,513	878,007
QuantumScape Corp. Class A (a)(b)	163,232	884,717
		12,860,337
Automobiles - 0.3%
Harley-Davidson, Inc.	61,064	2,099,991
Thor Industries, Inc.	24,740	2,459,651
		4,559,642
Broadline Retail - 0.4%
Kohl's Corp.	53,353	1,277,271
Macy's, Inc.	130,663	2,408,119
Nordstrom, Inc. (b)	55,078	1,047,033
Ollie's Bargain Outlet Holdings, Inc. (a)	29,763	2,176,866
		6,909,289
Distributors - 0.4%
Pool Corp.	18,352	6,653,151
Diversified Consumer Services - 0.9%
ADT, Inc.	123,631	803,602
Bright Horizons Family Solutions, Inc. (a)	27,732	2,876,086
Grand Canyon Education, Inc. (a)	14,365	1,867,737
H&R Block, Inc.	69,308	3,273,417
Mister Car Wash, Inc. (a)(b)	36,741	245,797
Service Corp. International	69,316	4,970,650
		14,037,289
Hotels, Restaurants & Leisure - 3.1%
Aramark	125,639	3,958,885
Boyd Gaming Corp.	34,082	1,823,728
Cava Group, Inc. (b)	23,193	1,668,504
Choice Hotels International, Inc. (b)	14,249	1,685,087
Churchill Downs, Inc.	34,341	4,429,989
Hyatt Hotels Corp. Class A	20,927	3,113,728
Marriott Vacations Worldwide Corp.	16,901	1,624,355
Norwegian Cruise Line Holdings Ltd. (a)	204,157	3,862,650
Penn Entertainment, Inc. (a)	72,233	1,194,734
Planet Fitness, Inc. (a)	41,164	2,463,254
Texas Roadhouse, Inc. Class A	32,286	5,190,943
Travel+Leisure Co.	34,021	1,481,274
Vail Resorts, Inc.	18,245	3,455,056
Wendy's Co.	81,241	1,624,008
Wingstop, Inc.	14,196	5,462,479
Wyndham Hotels & Resorts, Inc.	39,225	2,883,430
Wynn Resorts Ltd.	50,170	4,598,081
		50,520,185
Household Durables - 2.2%
Leggett & Platt, Inc.	63,945	1,155,486
Mohawk Industries, Inc. (a)	25,540	2,945,273
Newell Brands, Inc.	183,672	1,458,356
PulteGroup, Inc.	103,499	11,531,859
Tempur Sealy International, Inc.	80,577	4,033,685
Toll Brothers, Inc.	50,138	5,971,937
TopBuild Corp. (a)	15,300	6,191,451
Whirlpool Corp.	25,842	2,451,372
		35,739,419
Leisure Products - 0.8%
Brunswick Corp.	33,065	2,666,362
Hasbro, Inc.	63,107	3,868,459
Mattel, Inc. (a)	169,995	3,114,308
Peloton Interactive, Inc. Class A (a)(b)	162,301	504,756
Polaris, Inc.	26,035	2,217,141
YETI Holdings, Inc. (a)	41,827	1,494,060
		13,865,086
Specialty Retail - 3.2%
Advance Auto Parts, Inc.	28,673	2,092,556
AutoNation, Inc. (a)	13,714	2,210,011
Bath & Body Works, Inc.	109,204	4,960,046
Dick's Sporting Goods, Inc.	27,215	5,468,582
Five Below, Inc. (a)	26,463	3,872,595
Floor & Decor Holdings, Inc. Class A (a)(b)	50,265	5,545,737
GameStop Corp. Class A (a)(b)	129,336	1,434,336
Gap, Inc.	93,852	1,925,843
Lithia Motors, Inc. Class A (sub. vtg.)	13,069	3,324,492
Murphy U.S.A., Inc.	9,399	3,889,494
Penske Automotive Group, Inc.	9,444	1,444,082
Petco Health & Wellness Co., Inc. (a)(b)	39,639	59,459
RH (a)	7,509	1,855,098
Valvoline, Inc. (a)	62,658	2,664,218
Victoria's Secret & Co. (a)	37,230	655,993
Wayfair LLC Class A (a)	40,602	2,036,190
Williams-Sonoma, Inc.	30,784	8,828,236
		52,266,968
Textiles, Apparel & Luxury Goods - 2.2%
Birkenstock Holding PLC	12,208	546,552
Capri Holdings Ltd. (a)	54,586	1,936,711
Carter's, Inc.	17,353	1,187,119
Columbia Sportswear Co. (b)	16,818	1,339,217
Crocs, Inc. (a)	28,690	3,568,175
Deckers Outdoor Corp. (a)	12,358	10,114,652
PVH Corp.	28,639	3,115,923
Ralph Lauren Corp.	18,983	3,106,378
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	64,321	4,248,402
Tapestry, Inc.	110,632	4,416,429
Under Armour, Inc.:
Class A (sub. vtg.) (a)	91,701	617,148
Class C (non-vtg.) (a)	96,844	631,423
VF Corp.	168,834	2,103,672
		36,931,801
TOTAL CONSUMER DISCRETIONARY		234,343,167
CONSUMER STAPLES - 3.2%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	4,538	1,263,425
Celsius Holdings, Inc. (a)	69,380	4,944,713
		6,208,138
Consumer Staples Distribution & Retail - 1.6%
Albertsons Companies, Inc.	201,192	4,104,317
BJ's Wholesale Club Holdings, Inc. (a)	64,242	4,797,593
Casey's General Stores, Inc.	17,987	5,748,285
Grocery Outlet Holding Corp. (a)	45,817	1,189,867
Maplebear, Inc. (NASDAQ)	10,237	349,389
Performance Food Group Co. (a)	74,002	5,023,256
U.S. Foods Holding Corp. (a)	109,438	5,499,260
		26,711,967
Food Products - 0.9%
Darling Ingredients, Inc. (a)	76,537	3,242,873
Flowers Foods, Inc.	90,747	2,263,230
Freshpet, Inc. (a)	20,905	2,217,393
Ingredion, Inc.	31,476	3,606,835
Pilgrim's Pride Corp. (a)	19,848	714,925
Post Holdings, Inc. (a)	24,533	2,604,178
Seaboard Corp.	103	340,941
		14,990,375
Household Products - 0.1%
Reynolds Consumer Products, Inc.	26,248	751,480
Spectrum Brands Holdings, Inc.	14,576	1,193,337
		1,944,817
Personal Care Products - 0.2%
Coty, Inc. Class A (a)	181,836	2,080,204
Olaplex Holdings, Inc. (a)	62,568	86,970
		2,167,174
TOTAL CONSUMER STAPLES		52,022,471
ENERGY - 3.7%
Energy Equipment & Services - 0.5%
NOV, Inc.	189,456	3,503,041
TechnipFMC PLC	209,072	5,356,425
		8,859,466
Oil, Gas & Consumable Fuels - 3.2%
Antero Midstream GP LP	163,734	2,266,079
Antero Resources Corp. (a)	136,567	4,644,644
APA Corp.	175,860	5,529,038
Chesapeake Energy Corp.	59,775	5,372,577
DT Midstream, Inc.	46,857	2,914,505
EQT Corp.	174,144	6,981,433
HF Sinclair Corp.	77,220	4,189,185
New Fortress Energy, Inc. (b)	31,249	818,724
Ovintiv, Inc.	123,984	6,362,859
Range Resources Corp.	113,055	4,059,805
Southwestern Energy Co. (a)	529,788	3,968,112
Texas Pacific Land Corp.	8,936	5,149,817
		52,256,778
TOTAL ENERGY		61,116,244
FINANCIALS - 15.9%
Banks - 3.7%
Bank OZK	51,439	2,296,751
BOK Financial Corp.	13,342	1,183,836
Columbia Banking Systems, Inc.	100,401	1,888,543
Comerica, Inc.	63,547	3,188,153
Commerce Bancshares, Inc.	57,945	3,168,433
Cullen/Frost Bankers, Inc.	28,584	2,982,455
East West Bancorp, Inc.	67,823	5,052,135
First Citizens Bancshares, Inc.	5,242	8,841,996
First Hawaiian, Inc.	61,399	1,294,905
First Horizon National Corp.	268,466	4,005,513
FNB Corp., Pennsylvania	172,665	2,303,351
New York Community Bancorp, Inc.	343,702	910,810
Pinnacle Financial Partners, Inc.	36,330	2,786,511
Popular, Inc.	33,980	2,887,960
Prosperity Bancshares, Inc.	42,061	2,606,520
Synovus Financial Corp.	69,834	2,499,359
TFS Financial Corp.	24,152	290,066
Webster Financial Corp.	82,561	3,618,649
Western Alliance Bancorp.	52,206	2,966,867
Wintrust Financial Corp.	29,374	2,838,703
Zions Bancorporation NA	70,262	2,865,284
		60,476,800
Capital Markets - 3.9%
Affiliated Managers Group, Inc.	16,122	2,516,644
Carlyle Group LP	101,882	4,564,314
Cboe Global Markets, Inc.	50,807	9,203,688
Evercore, Inc. Class A	16,984	3,082,596
FactSet Research Systems, Inc.	18,539	7,728,724
Houlihan Lokey	24,431	3,114,708
Invesco Ltd.	175,401	2,485,432
Janus Henderson Group PLC	64,643	2,018,154
Jefferies Financial Group, Inc.	87,472	3,766,544
Lazard, Inc. Class A	52,849	2,034,687
MarketAxess Holdings, Inc.	17,893	3,580,210
Morningstar, Inc.	12,413	3,508,534
Robinhood Markets, Inc. (a)	305,540	5,038,355
SEI Investments Co.	48,498	3,198,443
Stifel Financial Corp.	47,211	3,773,103
TPG, Inc.	34,594	1,491,001
Virtu Financial, Inc. Class A	40,941	888,420
XP, Inc. Class A	155,969	3,192,685
		65,186,242
Consumer Finance - 0.9%
Ally Financial, Inc.	130,680	5,011,578
Credit Acceptance Corp. (a)	3,026	1,554,517
OneMain Holdings, Inc.	54,170	2,822,799
SLM Corp.	105,830	2,242,538
SoFi Technologies, Inc. (a)(b)	459,096	3,112,671
		14,744,103
Financial Services - 2.4%
Affirm Holdings, Inc. (a)(b)	108,733	3,466,408
Corebridge Financial, Inc. (b)	109,357	2,904,522
Equitable Holdings, Inc.	162,763	6,007,582
Euronet Worldwide, Inc. (a)	21,112	2,167,780
Jack Henry & Associates, Inc.	35,128	5,714,974
MGIC Investment Corp.	132,983	2,696,895
NCR Atleos Corp.	31,185	621,517
Shift4 Payments, Inc. (a)(b)	25,887	1,497,822
The Western Union Co.	175,852	2,363,451
Toast, Inc. (a)	177,103	4,184,944
UWM Holdings Corp. Class A (b)	44,811	282,309
Voya Financial, Inc.	46,724	3,184,708
WEX, Inc. (a)	20,649	4,362,308
		39,455,220
Insurance - 4.2%
American Financial Group, Inc.	34,561	4,415,168
Assurant, Inc.	25,540	4,454,176
Assured Guaranty Ltd.	26,490	2,031,783
Axis Capital Holdings Ltd.	37,536	2,302,083
Brighthouse Financial, Inc. (a)	30,700	1,481,275
Everest Re Group Ltd.	20,696	7,583,221
First American Financial Corp.	48,394	2,592,467
Globe Life, Inc.	41,793	3,183,373
Hanover Insurance Group, Inc.	17,138	2,224,855
Kemper Corp.	29,066	1,694,838
Kinsale Capital Group, Inc.	10,541	3,829,018
Lincoln National Corp.	81,610	2,225,505
Old Republic International Corp.	124,227	3,709,418
Primerica, Inc.	16,811	3,561,578
Reinsurance Group of America, Inc.	32,111	6,004,436
RenaissanceRe Holdings Ltd.	24,969	5,474,453
RLI Corp.	19,420	2,745,017
Ryan Specialty Group Holdings, Inc.	46,520	2,295,297
Unum Group	92,895	4,709,777
White Mountains Insurance Group Ltd.	1,196	2,126,655
		68,644,393
Mortgage Real Estate Investment Trusts - 0.8%
AGNC Investment Corp.	334,359	3,059,385
Annaly Capital Management, Inc.	241,456	4,524,885
Rithm Capital Corp.	232,656	2,587,135
Starwood Property Trust, Inc.	142,296	2,699,355
		12,870,760
TOTAL FINANCIALS		261,377,518
HEALTH CARE - 9.2%
Biotechnology - 2.6%
Apellis Pharmaceuticals, Inc. (a)	48,805	2,156,693
Exact Sciences Corp. (a)(b)	86,245	5,118,641
Exelixis, Inc. (a)	148,301	3,479,141
Ionis Pharmaceuticals, Inc. (a)	68,763	2,837,161
Natera, Inc. (a)	52,553	4,881,123
Neurocrine Biosciences, Inc. (a)	46,677	6,419,955
Repligen Corp. (a)	26,814	4,402,859
Roivant Sciences Ltd. (a)	175,618	1,914,236
Sarepta Therapeutics, Inc. (a)	43,200	5,471,712
Ultragenyx Pharmaceutical, Inc. (a)	37,951	1,614,436
United Therapeutics Corp. (a)	21,803	5,109,097
		43,405,054
Health Care Equipment & Supplies - 1.8%
Dentsply Sirona, Inc.	102,106	3,064,201
Enovis Corp. (a)	25,319	1,398,368
Envista Holdings Corp. (a)	79,062	1,555,940
Globus Medical, Inc. (a)	57,235	2,849,731
ICU Medical, Inc. (a)	9,757	955,405
Inspire Medical Systems, Inc. (a)	14,073	3,400,881
Integra LifeSciences Holdings Corp. (a)	32,902	959,751
Masimo Corp. (a)	20,845	2,801,776
Novocure Ltd. (a)	50,724	620,862
Penumbra, Inc. (a)	17,519	3,441,958
QuidelOrtho Corp. (a)	25,784	1,045,541
Shockwave Medical, Inc. (a)	17,513	5,782,617
Tandem Diabetes Care, Inc. (a)	31,098	1,140,986
		29,018,017
Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc. (a)	43,314	3,202,637
agilon health, Inc. (a)(b)	140,447	772,459
Amedisys, Inc. (a)	15,467	1,423,737
Chemed Corp.	7,088	4,025,984
DaVita, Inc. (a)	26,080	3,625,381
Encompass Health Corp.	47,684	3,975,892
Henry Schein, Inc. (a)	62,952	4,361,315
Premier, Inc.	57,241	1,195,192
R1 RCM, Inc. (a)	73,772	906,658
Tenet Healthcare Corp. (a)	48,748	5,473,913
Universal Health Services, Inc. Class B	28,435	4,846,177
		33,809,345
Health Care Technology - 0.2%
Certara, Inc. (a)	57,634	986,118
Doximity, Inc. (a)(b)	54,454	1,322,688
Teladoc Health, Inc. (a)(b)	79,594	1,014,824
		3,323,630
Life Sciences Tools & Services - 1.6%
10X Genomics, Inc. (a)	44,321	1,297,719
Azenta, Inc. (a)	26,514	1,390,924
Bio-Techne Corp.	75,164	4,751,116
Bruker Corp.	48,364	3,772,876
Charles River Laboratories International, Inc. (a)	24,513	5,613,477
Maravai LifeSciences Holdings, Inc. (a)	53,141	435,756
Medpace Holdings, Inc. (a)	11,251	4,369,326
QIAGEN NV	106,753	4,518,854
Sotera Health Co. (a)	59,831	670,107
		26,820,155
Pharmaceuticals - 0.9%
Catalent, Inc. (a)	86,864	4,851,354
Elanco Animal Health, Inc. (a)	236,661	3,114,459
Jazz Pharmaceuticals PLC (a)	29,482	3,265,132
Organon & Co.	123,372	2,295,953
Perrigo Co. PLC	65,151	2,127,832
		15,654,730
TOTAL HEALTH CARE		152,030,931
INDUSTRIALS - 23.1%
Aerospace & Defense - 2.6%
Axon Enterprise, Inc. (a)	34,003	10,665,381
BWX Technologies, Inc.	44,093	4,222,787
Curtiss-Wright Corp.	18,419	4,667,743
Hexcel Corp.	40,698	2,613,219
Huntington Ingalls Industries, Inc.	18,929	5,242,008
Mercury Systems, Inc. (a)	25,945	731,649
Spirit AeroSystems Holdings, Inc. Class A (a)	55,615	1,779,680
Textron, Inc.	94,535	7,996,716
Woodward, Inc.	28,895	4,691,392
		42,610,575
Air Freight & Logistics - 0.2%
GXO Logistics, Inc. (a)	56,512	2,806,386
Building Products - 3.9%
A.O. Smith Corp.	58,456	4,842,495
Advanced Drain Systems, Inc.	32,339	5,077,223
Allegion PLC	42,384	5,152,199
Armstrong World Industries, Inc.	21,169	2,431,895
Builders FirstSource, Inc. (a)	58,602	10,713,618
Carlisle Companies, Inc.	23,375	9,075,344
Fortune Brands Innovations, Inc.	61,054	4,463,047
Hayward Holdings, Inc. (a)	64,056	869,880
Lennox International, Inc.	15,438	7,154,278
Owens Corning	42,775	7,195,183
The AZEK Co., Inc. (a)	69,350	3,165,134
Trex Co., Inc. (a)	52,448	4,644,270
		64,784,566
Commercial Services & Supplies - 1.0%
Clean Harbors, Inc. (a)	24,439	4,629,969
Driven Brands Holdings, Inc. (a)	29,430	421,732
MSA Safety, Inc.	17,794	3,210,038
Stericycle, Inc. (a)	44,467	1,989,009
Tetra Tech, Inc.	25,593	4,983,469
Vestis Corp.	56,521	1,041,117
		16,275,334
Construction & Engineering - 1.5%
AECOM	65,568	6,055,860
EMCOR Group, Inc.	22,404	8,002,037
MasTec, Inc. (a)	30,020	2,662,474
MDU Resources Group, Inc.	97,576	2,410,127
Valmont Industries, Inc.	10,018	2,051,686
Willscot Mobile Mini Holdings (a)	89,966	3,325,143
		24,507,327
Electrical Equipment - 2.9%
Acuity Brands, Inc.	14,894	3,698,180
ChargePoint Holdings, Inc. Class A (a)(b)	172,277	229,128
Generac Holdings, Inc. (a)	28,914	3,931,147
Hubbell, Inc. Class B	25,879	9,588,687
nVent Electric PLC	79,447	5,725,745
Plug Power, Inc. (a)(b)	254,136	587,054
Regal Rexnord Corp.	31,943	5,154,642
Sensata Technologies, Inc. PLC	72,844	2,790,654
Sunrun, Inc. (a)(b)	102,988	1,059,747
Vertiv Holdings Co.	165,790	15,418,467
		48,183,451
Ground Transportation - 1.7%
Avis Budget Group, Inc.	8,983	857,427
Hertz Global Holdings, Inc. (a)(b)	63,570	289,244
Knight-Swift Transportation Holdings, Inc. Class A	75,426	3,486,944
Landstar System, Inc.	17,267	3,011,537
Lyft, Inc. (a)	168,703	2,638,515
Ryder System, Inc.	21,122	2,573,716
Saia, Inc. (a)	12,825	5,089,345
Schneider National, Inc. Class B	26,050	538,714
U-Haul Holding Co. (a)(b)	3,640	230,157
U-Haul Holding Co. (non-vtg.)	48,533	2,976,044
XPO, Inc. (a)	55,010	5,911,375
		27,603,018
Machinery - 4.6%
AGCO Corp.	30,222	3,451,050
Allison Transmission Holdings, Inc.	43,111	3,170,814
Crane Co.	23,167	3,243,612
Donaldson Co., Inc.	58,472	4,221,678
ESAB Corp.	27,244	2,884,595
Flowserve Corp.	63,163	2,978,767
Gates Industrial Corp. PLC (a)	79,581	1,402,217
Graco, Inc.	80,708	6,472,782
ITT, Inc.	39,906	5,161,442
Lincoln Electric Holdings, Inc.	26,955	5,917,431
Middleby Corp. (a)	25,686	3,569,583
Nordson Corp.	27,624	7,132,241
Oshkosh Corp.	31,480	3,534,260
Pentair PLC	79,245	6,267,487
RBC Bearings, Inc. (a)	13,652	3,338,597
Snap-On, Inc.	25,140	6,736,514
Timken Co.	29,524	2,634,131
Toro Co.	50,271	4,403,237
		76,520,438
Marine Transportation - 0.2%
Kirby Corp. (a)	28,460	3,105,840
Passenger Airlines - 0.4%
Alaska Air Group, Inc. (a)	59,886	2,576,296
American Airlines Group, Inc. (a)	313,727	4,238,452
		6,814,748
Professional Services - 2.7%
Booz Allen Hamilton Holding Corp. Class A	61,919	9,143,579
CACI International, Inc. Class A (a)	10,651	4,284,152
Clarivate PLC (a)(b)	223,368	1,509,968
Concentrix Corp.	21,193	1,158,621
Dayforce, Inc. (a)	72,173	4,429,257
Dun & Bradstreet Holdings, Inc.	131,493	1,196,586
FTI Consulting, Inc. (a)	16,070	3,436,248
Genpact Ltd.	85,477	2,627,563
KBR, Inc.	64,635	4,197,397
ManpowerGroup, Inc.	23,377	1,763,795
Paycor HCM, Inc. (a)	31,105	540,294
Paylocity Holding Corp. (a)	20,284	3,147,265
Robert Half, Inc.	49,880	3,448,703
Science Applications International Corp.	25,025	3,220,718
		44,104,146
Trading Companies & Distributors - 1.4%
Air Lease Corp. Class A	49,957	2,509,840
Core & Main, Inc. (a)	83,809	4,732,694
MSC Industrial Direct Co., Inc. Class A	22,330	2,037,389
SiteOne Landscape Supply, Inc. (a)	21,464	3,367,487
Watsco, Inc.	16,248	7,274,555
WESCO International, Inc.	21,368	3,263,962
		23,185,927
TOTAL INDUSTRIALS		380,501,756
INFORMATION TECHNOLOGY - 11.7%
Communications Equipment - 1.0%
Ciena Corp. (a)	69,553	3,215,435
F5, Inc. (a)	28,552	4,719,931
Juniper Networks, Inc.	153,730	5,352,879
Lumentum Holdings, Inc. (a)	32,264	1,411,873
ViaSat, Inc. (a)(b)	56,487	898,708
		15,598,826
Electronic Equipment, Instruments & Components - 1.9%
Arrow Electronics, Inc. (a)	26,026	3,322,739
Avnet, Inc.	43,882	2,144,513
Cognex Corp.	83,426	3,465,516
Coherent Corp. (a)	62,713	3,426,011
Crane NXT Co.	23,240	1,413,224
IPG Photonics Corp. (a)	14,484	1,216,366
Jabil, Inc.	60,234	7,069,062
Littelfuse, Inc.	11,682	2,694,336
TD SYNNEX Corp.	32,713	3,854,900
Vontier Corp.	75,154	3,053,507
		31,660,174
IT Services - 0.7%
Amdocs Ltd.	55,589	4,668,920
DXC Technology Co. (a)	93,298	1,818,378
Globant SA (a)	19,910	3,555,727
Kyndryl Holdings, Inc. (a)	109,660	2,155,916
		12,198,941
Semiconductors & Semiconductor Equipment - 1.9%
Allegro MicroSystems LLC (a)(b)	36,177	1,074,095
Cirrus Logic, Inc. (a)	26,002	2,302,997
Entegris, Inc.	72,133	9,587,918
Lattice Semiconductor Corp. (a)	65,797	4,513,674
MKS Instruments, Inc.	32,052	3,813,547
Qorvo, Inc. (a)	47,283	5,524,546
Universal Display Corp.	22,561	3,564,187
Wolfspeed, Inc. (a)(b)	59,881	1,618,583
		31,999,547
Software - 5.8%
AppLovin Corp. (a)	97,014	6,846,278
Aspen Technology, Inc. (a)	13,262	2,610,890
Bentley Systems, Inc. Class B	93,946	4,934,983
Bill Holdings, Inc. (a)	49,542	3,089,439
CCC Intelligent Solutions Holdings, Inc. Class A (a)	163,548	1,835,009
Confluent, Inc. (a)(b)	92,513	2,601,466
Dolby Laboratories, Inc. Class A	28,208	2,190,633
DoubleVerify Holdings, Inc. (a)	67,928	1,990,290
Dropbox, Inc. Class A (a)	123,246	2,854,377
Dynatrace, Inc. (a)	124,718	5,650,973
Elastic NV (a)	38,778	3,963,887
Five9, Inc. (a)	34,891	2,008,675
Gen Digital, Inc.	267,585	5,389,162
GitLab, Inc. (a)	43,901	2,303,485
Guidewire Software, Inc. (a)	39,390	4,348,656
HashiCorp, Inc. (a)	46,959	1,524,289
Informatica, Inc. (a)	20,963	649,224
Manhattan Associates, Inc. (a)	29,766	6,133,582
nCino, Inc. (a)(b)	34,045	992,752
NCR Voyix Corp. (a)	62,371	764,045
Nutanix, Inc. Class A (a)	117,355	7,123,449
Pegasystems, Inc.	20,239	1,202,601
Procore Technologies, Inc. (a)	38,433	2,629,586
PTC, Inc. (a)	55,343	9,820,062
RingCentral, Inc. (a)	40,356	1,195,345
SentinelOne, Inc. (a)	115,900	2,448,967
Smartsheet, Inc. (a)	61,780	2,337,137
Teradata Corp. (a)	46,930	1,741,103
UiPath, Inc. Class A (a)	183,769	3,486,098
		94,666,443
Technology Hardware, Storage & Peripherals - 0.4%
Pure Storage, Inc. Class A (a)	139,326	7,022,030
TOTAL INFORMATION TECHNOLOGY		193,145,961
MATERIALS - 6.1%
Chemicals - 1.5%
Ashland, Inc.	24,104	2,297,834
Axalta Coating Systems Ltd. (a)	106,855	3,359,521
Element Solutions, Inc.	107,782	2,492,998
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	760,501	677,682
Huntsman Corp.	80,021	1,909,301
NewMarket Corp.	3,007	1,584,448
Olin Corp.	57,983	3,031,351
RPM International, Inc.	61,424	6,566,840
The Chemours Co. LLC	71,787	1,920,302
The Scotts Miracle-Gro Co. Class A (b)	20,192	1,383,960
		25,224,237
Construction Materials - 0.3%
Eagle Materials, Inc.	16,472	4,129,695
Containers & Packaging - 2.7%
Aptargroup, Inc.	31,591	4,561,109
Ardagh Metal Packaging SA	69,079	272,862
Avery Dennison Corp.	39,003	8,474,572
Berry Global Group, Inc.	56,007	3,172,236
Crown Holdings, Inc.	51,239	4,205,185
Graphic Packaging Holding Co.	147,055	3,801,372
Packaging Corp. of America	42,738	7,392,819
Sealed Air Corp.	69,436	2,185,845
Silgan Holdings, Inc.	38,967	1,818,200
Sonoco Products Co.	47,215	2,646,401
WestRock Co.	122,695	5,884,452
		44,415,053
Metals & Mining - 1.5%
Alcoa Corp.	85,857	3,017,015
Cleveland-Cliffs, Inc. (a)	240,579	4,065,785
MP Materials Corp. (a)(b)	50,178	802,848
Reliance, Inc.	27,587	7,854,571
Royal Gold, Inc.	31,666	3,804,037
SSR Mining, Inc.	98,289	526,829
United States Steel Corp.	106,956	3,903,894
		23,974,979
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	31,030	2,271,086
TOTAL MATERIALS		100,015,050
REAL ESTATE - 7.1%
Equity Real Estate Investment Trusts (REITs) - 6.5%
Agree Realty Corp.	47,867	2,738,950
American Homes 4 Rent Class A	160,836	5,757,929
Americold Realty Trust	136,900	3,007,693
Apartment Income (REIT) Corp.	70,837	2,718,724
Boston Properties, Inc.	75,760	4,688,786
Brixmor Property Group, Inc.	144,567	3,194,931
Camden Property Trust (SBI)	50,118	4,995,762
Cousins Properties, Inc.	73,074	1,676,318
CubeSmart	108,030	4,368,733
EastGroup Properties, Inc.	22,094	3,432,524
EPR Properties	35,830	1,454,340
Equity Lifestyle Properties, Inc.	85,812	5,173,605
Federal Realty Investment Trust (SBI)	39,046	4,067,422
First Industrial Realty Trust, Inc.	63,743	2,895,207
Gaming & Leisure Properties	123,566	5,279,975
Healthcare Realty Trust, Inc.	183,446	2,610,437
Highwoods Properties, Inc. (SBI)	50,233	1,316,105
Host Hotels & Resorts, Inc.	337,668	6,371,795
Kilroy Realty Corp.	56,332	1,904,022
Kimco Realty Corp.	316,929	5,904,387
Lamar Advertising Co. Class A	41,969	4,862,109
Medical Properties Trust, Inc. (b)	286,574	1,318,240
National Storage Affiliates Trust	36,256	1,270,410
NNN (REIT), Inc.	87,619	3,551,198
Omega Healthcare Investors, Inc.	118,192	3,594,219
Park Hotels & Resorts, Inc.	100,369	1,618,952
Rayonier, Inc.	70,887	2,102,508
Regency Centers Corp.	87,272	5,168,248
Rexford Industrial Realty, Inc.	101,660	4,352,065
STAG Industrial, Inc.	87,777	3,018,651
Vornado Realty Trust	85,356	2,221,817
		106,636,062
Real Estate Management & Development - 0.6%
Howard Hughes Holdings, Inc.	16,246	1,058,589
Jones Lang LaSalle, Inc. (a)	22,886	4,135,500
Zillow Group, Inc.:
Class A (a)	25,782	1,082,844
Class C (a)	74,833	3,185,641
		9,462,574
TOTAL REAL ESTATE		116,098,636
UTILITIES - 3.0%
Electric Utilities - 1.1%
Hawaiian Electric Industries, Inc. (b)	52,965	521,705
IDACORP, Inc.	24,384	2,311,116
NRG Energy, Inc.	108,347	7,873,576
OGE Energy Corp.	96,553	3,345,561
Pinnacle West Capital Corp.	54,688	4,027,771
		18,079,729
Gas Utilities - 0.3%
National Fuel Gas Co.	42,899	2,277,937
UGI Corp.	100,901	2,579,030
		4,856,967
Independent Power and Renewable Electricity Producers - 1.0%
Brookfield Renewable Corp. (b)	64,330	1,495,029
Clearway Energy, Inc.:
Class A	16,726	363,121
Class C	39,548	924,632
Vistra Corp.	170,699	12,945,812
		15,728,594
Multi-Utilities - 0.3%
NiSource, Inc.	199,697	5,563,558
Water Utilities - 0.3%
Essential Utilities, Inc.	121,167	4,432,289
TOTAL UTILITIES		48,661,137
TOTAL COMMON STOCKS (Cost $1,377,738,915)		1,639,812,814

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (d) (Cost $99,680)	100,000	99,677

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	634,481	634,608
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	41,215,904	41,220,025
TOTAL MONEY MARKET FUNDS (Cost $41,854,633)		41,854,633

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $1,419,693,228)	1,681,767,124
NET OTHER ASSETS (LIABILITIES) - (2.3)% (g)	(38,506,968)
NET ASSETS - 100.0%	1,643,260,156

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	12	Jun 2024	3,452,640	16,140	16,140

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,677.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $82,596 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,445,348	112,595,096	113,405,989	175,023	153	-	634,608	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	92,897,377	204,933,990	256,611,342	318,101	-	-	41,220,025	0.1%
Total	94,342,725	317,529,086	370,017,331	493,124	153	-	41,854,633

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.